Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
2023	¥ 32,758
2024	33,616
2025	34,498
2026	35,533
2027	36,599
2028 and thereafter	316,527
Total future lease payments	489,531
Less: Imputed interest	155,622
Total lease liability balance	¥ 333,909